ONEOK PARTNERS ACQUISITION (Policies)	3 Months Ended
Mar. 31, 2017
ONEOK Partners Acquisition [Abstract]
Business Combinations Policy [Policy Text Block]
If the Merger Transaction closes, the expected changes in our ownership interest in ONEOK Partners will be accounted for as an equity transaction pursuant to ASC 810 as we expect to continue to control ONEOK Partners, and no gain or loss will be recognized in our consolidated statements of income resulting from the Merger Transaction. In addition, the tax effects of the Merger Transaction will be reported as adjustments to other assets, deferred income taxes and additional paid-in capital consistent with ASC 740, Income Taxes (ASC 740).